EVENTS AFTER THE REPORTING PERIOD - Agreement with Impact Investment LLC (Details) $ in Millions	Aug. 01, 2024 USD ($)	Jun. 07, 2024 USD ($) shares	Apr. 12, 2024 shares	Jul. 19, 2023 shares
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares				1,761,100
ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares				70,444
Impact Investments LLC | Agreement with Impact Investments LLC
Disclosure of non-adjusting events after reporting period
Professional fees expense		$ 0.5
Discretionary additional fee	$ 3.0
Impact Investments LLC | Agreement with Impact Investments LLC | Warrant A
Disclosure of non-adjusting events after reporting period
Warrant liability	$ 12.0
Vesting period	3 years
Impact Investments LLC | Agreement with Impact Investments LLC | Warrant B
Disclosure of non-adjusting events after reporting period
Warrant liability	$ 2.0
Anniversary period after signing 2024 agreement	3 years
Impact Investments LLC | Agreement with Impact Investments LLC | Warrant B | Tranche 1
Disclosure of non-adjusting events after reporting period
Vesting period	6 months
Vesting percentage	50.00%
Impact Investments LLC | Agreement with Impact Investments LLC | Warrant B | Tranche 2
Disclosure of non-adjusting events after reporting period
Vesting period	4 years
Impact Investments LLC | Agreement with Impact Investments LLC | Warrant C
Disclosure of non-adjusting events after reporting period
Warrant liability	$ 2.0
Anniversary period after signing 2024 agreement	4 years
Impact Investments LLC | Agreement with Impact Investments LLC | Warrant C | Tranche 1
Disclosure of non-adjusting events after reporting period
Vesting period	6 months
Vesting percentage	50.00%
Impact Investments LLC | Agreement with Impact Investments LLC | Warrant C | Tranche 2
Disclosure of non-adjusting events after reporting period
Vesting period	5 years
Impact Investments LLC | Agreement with Impact Investments LLC | Warrants
Disclosure of non-adjusting events after reporting period
90-day average trading price, period	90 days
Impact Investments LLC | Termination Letter Entered Into With Impact Investment LLC
Disclosure of non-adjusting events after reporting period
Issue of equity		$ 2.0
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares		2,066,954
Impact Investments LLC | Termination Letter Entered Into With Impact Investment LLC | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			82,678
Impact Investments LLC | Termination Letter Entered Into With Impact Investment LLC | Contingently issuable shares
Disclosure of non-adjusting events after reporting period
90-day average trading price, period	90 days